Future Minimum Lease Payments under Operating Lease Arrangements (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 59,269
2019	54,844
2020	47,788
2021	43,692
2022	38,275
2023 and beyond	122,150
Total minimum lease payments	$ 366,018